Fixed Assets	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Fixed Assets

7.    FIXED ASSETS

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
	(In thousands)
Computer equipment	12,520,942	15,192,502	2,188,175
Office building	3,094,551	3,247,212	467,696
Office building related facility, machinery and equipment	1,593,090	1,772,428	255,283
Vehicles	31,450	45,267	6,520
Office equipment	433,144	546,442	78,704
Leasehold improvements	302,304	315,745	45,477
Construction in progress	682,314	755,037	108,747

	18,657,795	21,874,633	3,150,602
Accumulated depreciation	(8,030,668)	(10,580,285)	(1,523,878)

	10,627,127	11,294,348	1,626,724

The Company obtained certain computer servers and equipment by entering into capital leases. The gross amount and the accumulated depreciation of these servers and equipment were RMB224.71million and RMB174.63million, respectively, as of December 31, 2015 and RMB220.78 million (US$31.80 million) and RMB209.73 million (US$30.21 million), respectively, as of December 31, 2016. Future minimum lease payments of RMB7.44 million are payable in the amounts of RMB7.10 million, RMB0.34 million, nil, nil and nil in 2017, 2018, 2019, 2020, and 2021, respectively.

Depreciation expense of the fixed assets, including assets under capital leases, was RMB2.19 billion, RMB2.87 billion and RMB3.43 billion (US$493.90 million) for the years ended December 31, 2014, 2015 and 2016, respectively. The Company recognized impairment loss on fixed assets of nil, nil and nil for the years ended December 31, 2014, 2015 and 2016, respectively.